CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,410,352)	$ (3,412,754)
Adjustments to Reconcile Net loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	1,504,914	276,792
Issuance of preferred stock for services	0	1,067
Fair value of warrants issued for services	47,560	51,488
Loss (gain) on settlement	0	(375,547)
Gain on note forgiveness	(50,000)	0
Settlement fees paid in the form of debt	0	150,000
Foreign currency transaction loss	0	31,548
Depreciation expense	877	81
Amortization of debt discount	3,534,817	295,795
Change in fair value of derivative liabilities	(2,743,676)	541,981
Stock option expense	1,722,288	0
Accretion of put premium	658,420	1,044,196
Changes in Assets and Liabilities:
GST receivable	(17,804)	(10,879)
Prepaid expenses and other assets	18,142	(74,303)
Accounts payable	139,201	(47,977)
Employee benefit liability	23,780	20,362
Accrued expenses	(228,040)	115,941
Accrued interest	300,559	(34,270)
NET CASH USED IN OPERATING ACTIVITIES	(4,499,314)	(1,426,479)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for security deposit	0	(1,684)
Payment for security deposit - related party	(2,185)	0
Purchase of equipment	(9,879)	(3,901)
NET CASH USED IN INVESTING ACTIVITIES	(12,064)	(5,585)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan repayments to principal stockholder	(13,582)	(28,455)
Loans repayments to director	(8,078)	0
Loan repayments	(24,031)	0
Proceeds from convertible promissory notes	4,982,500	1,438,500
Repayments of convertible promissory notes	(401,476)	(157,000)
Proceeds from issuance of common stock for cash	0	29,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,535,333	1,282,045
Effect of exchange rate changes on cash	(10,512)	169,847
NET INCREASE (DECREASE) IN CASH	13,443	19,828
CASH AT BEGINNING OF YEAR	107,627	87,799
CASH AT END OF YEAR	121,070	107,627
Cash paid during the period:
Interest	10,757	0
Income Tax	0	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common stock issued for settlement of debt	0	152,285
Prepaid common stock issued for services	767,562	269,682
Reduction of put premium related to conversions of convertible note	1,253,318	71,370
Conversion of convertible notes and accrued interest to common stock	4,899,244	374,771
Discounts related to warrants issued with convertible debenture	712,110	0
Discounts related to lender costs	0	48,500
Discounts related to derivative liability	2,462,355	305,000
Conversion of loan payable to common stock	$ 0	$ 66,389